Cover	Jul. 12, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 12, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39406
Entity Registrant Name	ACE Convergence Acquisition Corp.
Entity Central Index Key	0001813658
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1013 Centre Road
Entity Address, Address Line Two	Suite 403S
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
City Area Code	302
Local Phone Number	633-2102
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one Warrant to purchase one Class A ordinary share [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one Warrant to purchase one Class A ordinary share
Trading Symbol	ACEVU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	ACEV
Security Exchange Name	NASDAQ
Warrants to purchase Class A ordinary shares [Member]
Title of 12(b) Security	Warrants to purchase Class A ordinary shares
Trading Symbol	ACEVW
Security Exchange Name	NASDAQ